CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Equity attributable to owners of parent	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2021	$ 1,520,368	$ 5,223,484	$ (2,860,205)	$ (842,911)	$ 223,188	$ 1,743,556
Options converted to shares		86,470		(86,470)
Share-based payment expense	4,024			4,024		4,024
Other reclassifications related to share-based payment	(1,275)		1,560	(2,835)		(1,275)
Total transactions with owners of the Company	2,749	86,470	1,560	(85,281)		2,749
Profit (loss) for the period	16,518		16,518		(1,398)	15,120
Other comprehensive income	97,270			97,270	34,520	131,790
Total comprehensive income	113,788		16,518	97,270	33,122	146,910
Ending balance, Equity at Mar. 31, 2022	1,636,905	5,309,954	(2,842,127)	(830,922)	256,310	1,893,215
Beginning balance, Equity at Dec. 31, 2021	1,520,368	5,223,484	(2,860,205)	(842,911)	223,188	1,743,556
Options converted to shares				(88,469)
Share-based payment expense				13,423
Other comprehensive income				59,370
Ending balance, Equity at Dec. 31, 2022	1,131,448	5,311,953	(3,319,083)	(861,422)	227,200	1,358,648
Options converted to shares		73,372		(73,372)
Share-based payment expense	3,129			3,129		3,129
Total transactions with owners of the Company	3,129	73,372		(70,243)		3,129
Profit (loss) for the period	10,468		10,468		(2,806)	7,662
Other comprehensive income	38,990			38,990	5,202	44,192
Total comprehensive income	49,458		10,468	38,990	2,396	51,854
Ending balance, Equity at Mar. 31, 2023	$ 1,184,035	$ 5,385,325	$ (3,308,615)	$ (892,675)	$ 229,596	$ 1,413,631